Subsequent Events (Details) - Subsequent Event - USD ($)	Aug. 26, 2022	Jul. 14, 2022	Aug. 29, 2022	Apr. 04, 2022
Wooster Capital
Subsequent Events
Number of shares issued		2,150,000
Purchase price (in dollars per share)		$ 10.00
Proceeds from issuance of common stock		$ 21,500,000
Pre-funded commitment		11,700,000
Wooster Capital | Convertible Debt
Subsequent Events
Face amount		$ 11,700,000
Debt term		1 year
Interest rate (as a percent)		8.00%
Debt converted into shares	1,170,000
Riverview
Subsequent Events
Number of shares issued	6,618,151
Number of shares issued, value	$ 66,300,000
Riverview | Common Stock PIPE Commitments
Subsequent Events
Number of shares issued	1,910,000
Riverview | New Company
Subsequent Events
Amount received	$ 66,300,000			$ 250,000,000
Riverview | New Company | Wells Fargo | Term loan
Subsequent Events
Face amount	175,000,000.0			150,000,000
Riverview | New Company | Wells Fargo | Revolving loan commitment
Subsequent Events
Outstanding borrowing			$ 0
Amount received	87,000,000.0
Face amount	175,000,000.0			$ 150,000,000
Riverview | New Company | Common Stock PIPE Commitments
Subsequent Events
Amount received	$ 230,900,000